Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Statutory Surplus Reserves [Member]	Accumulated (deficit) earnings [Member]	Stockholders' Equity, Total [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2014	$ 140,145	$ 56	$ 108,243	$ 12,026	$ 12,627	$ (7,741)	$ 125,211	$ 14,934
Balance (in shares) at Dec. 31, 2014		55,809,661
Share-based compensation (note 18)	952	$ 0	952	0	0	0	952	0
Exercise of stock options (note 17)	732	$ 0	732	0	0	0	732	0
Exercise of stock options (note 17) (in shares)		367,900
Subscriptions received (note 17)	18	$ 0	18	0	0	0	18	0
2015 restricted shares issued (note 17)	0	$ 1	(1)	0	0	0	0	0
2015 restricted shares issued (note 17) (in shares)		729,000
Other comprehensive income (loss)
- Other comprehensive income loss attributable to non-controlling interests	(541)	$ 0	0	0	0	0	0	(541)
- Other comprehensive income loss attributable to shareholders	(3,844)	0	0	(3,844)	0	0	(3,844)	0
Net income loss for the year
-Net income loss attributable to non-controlling interests	459	0	0	0	0	0	0	459
- Net income loss attributable to shareholders of Sinovac	(1,416)	0	0	0	0	(1,416)	(1,416)	0
- Transfer to statutory surplus reserves (note 19)	0	0	0	0	823	(823)	0	0
Balance at Dec. 31, 2015	136,505	$ 57	109,944	8,182	13,450	(9,980)	121,653	14,852
Balance (in shares) at Dec. 31, 2015		56,906,561
Share-based compensation (note 18)	2,409	$ 0	2,409	0	0	0	2,409	0
Exercise of stock options (note 17)	315	$ 0	315	0	0	0	315	0
Exercise of stock options (note 17) (in shares)		120,000
Cancellation of outstanding shares (note 17)	0	$ 0	0	0	0	0	0	0
Cancellation of outstanding shares (note 17) (in shares)		(14,800)
Other comprehensive income (loss)
- Other comprehensive income loss attributable to non-controlling interests	(829)	$ 0	0	0	0	0	0	(829)
- Other comprehensive income loss attributable to shareholders	(8,014)	0	0	(8,014)	0	0	(8,014)	0
Net income loss for the year
-Net income loss attributable to non-controlling interests	(124)	0	0	0	0	0	0	(124)
- Net income loss attributable to shareholders of Sinovac	(596)	0	0	0	0	(596)	(596)	0
- Transfer to statutory surplus reserves (note 19)		0	0	0	1,338	(1,338)
Balance at Dec. 31, 2016	$ 129,666	$ 57	112,668	168	14,788	(11,914)	115,767	13,899
Balance (in shares) at Dec. 31, 2016	57,011,761	57,011,761
Share-based compensation (note 18)	$ 979	$ 0	979	0	0	0	979	0
Exercise of stock options (note 17)	1,264	$ 0	1,264	0	0	0	1,264	0
Exercise of stock options (note 17) (in shares)		270,100
Subscriptions received (note 17)	428	$ 0	428	0	0	0	428	0
Other comprehensive income (loss)
- Other comprehensive income loss attributable to non-controlling interests	1,191	0	0	0	0	0	0	1,191
- Other comprehensive income loss attributable to shareholders	6,907	0	0	6,907	0	0	6,907	0
Net income loss for the year
-Net income loss attributable to non-controlling interests	10,898	0	0	0	0	0	0	10,898
- Net income loss attributable to shareholders of Sinovac	25,807	0	0	0	0	25,807	25,807	0
- Transfer to statutory surplus reserves (note 19)		0	0	0	4,761	(4,761)
Balance at Dec. 31, 2017	$ 177,140	$ 57	$ 115,339	$ 7,075	$ 19,549	$ 9,132	$ 151,152	$ 25,988
Balance (in shares) at Dec. 31, 2017	57,281,861	57,281,861